Shareholders Equity (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Value at Dec. 31, 2012	$ 8,500		$ 549,000	$ (305,812)	$ 251,688
Beginning Balance, Shares at Dec. 31, 2012	22,425,000	7,000,000
Net loss				(104,973)	(104,973)
Contributions			500		500
Common stock issued for cash, no par value per share, SHARES	575,500
Common stock issued for cash, no par value per share, VALUE	57,550				57,550
Common stock issued for services, no par value per share, SHARES	21,883,000
Common stock issued for services, no par value per share, VALUE
Ending Balance, Value at Dec. 31, 2013	66,050		549,500	(410,785)	204,765
Ending Balance, Shares at Dec. 31, 2013	44,883,500	7,000,000
Net loss				(101,223)	(101,223)
Contributions			19,700		19,700
Common stock issued for cash, no par value per share, SHARES	701,000
Common stock issued for cash, no par value per share, VALUE	70,100				70,100
Common stock issued for services, no par value per share, SHARES	40,608,700
Common stock issued for services, no par value per share, VALUE
Ending Balance, Value at Dec. 31, 2014	136,150		569,200	(512,007)	193,342
Ending Balance, Shares at Dec. 31, 2014	86,193,200	7,000,000
Net loss				(46,553)	(46,553)
Contributions			3,800	3,800
Common stock issued for cash, no par value per share, SHARES	337,000
Common stock issued for cash, no par value per share, VALUE	33,700				33,700
Common stock issued for services, no par value per share, SHARES	316,500
Common stock issued for services, no par value per share, VALUE
Ending Balance, Value at Mar. 31, 2015	$ 169,850		$ 573,000	$ (558,560)	$ 184,290
Ending Balance, Shares at Mar. 31, 2015	86,846,700	7,000,000